Pension and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 21,102	$ 21,613	$ 26,972
Expected return on plan assets	(20,006)	(26,707)	(27,501)
Actuarial loss (gain)	(4,244)	26,842	(8,728)
Net periodic benefit cost (gain)	$ (3,148)	$ 21,748	$ (9,257)
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	4.20%	4.00%	4.80%
Expected return on plan assets	4.20%	5.00%	5.00%
TCN Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 1,351	$ 1,626	$ 1,900
Expected return on plan assets	(1,587)	(2,840)	(2,961)
Actuarial loss (gain)	(807)	(657)	6,027
Net periodic benefit cost (gain)	$ (1,043)	$ (1,871)	$ 4,966
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	4.00%	4.00%	4.80%
Expected return on plan assets	4.70%	6.90%	6.90%